Report of Independent Registered Public Accounting Firm

To the Shareholders of VanEck India Growth Leaders ETF and

Board of Trustees of VanEck ETF Trust

In planning and performing our audit of the consolidated financial statements of VanEck India Growth Leaders ETF (one of the series constituting VanEck ETF Trust) (the “Fund”) as of and for the year ended December 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted the following deficiency involving the control procedures and their operation that we consider to be a material weakness as defined above. This deficiency was considered in determining the nature, timing and extent of the procedures to be performed in our audit of the consolidated financial statements of the Fund for the year ended December 31, 2021, and this report does not affect our report on the consolidated financial statements of the Fund dated March 10, 2022.

Management’s internal control regarding the determination of the valuation of an unlisted privately held security did not operate as designed as of December 31, 2021. While the Fund had an established valuation method, an input used in one of the valuation models was not updated and evaluated to understand the rationale for the significant change from the prior period. Additionally, recently reported private sale transactions of similar companies were not identified in the Fund’s review of news and publications of the security. As a result, Investments, at value – unaffiliated issuers on the Consolidated Statement of Assets and Liabilities and the corresponding net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations were materially understated as of December 31, 2021.  Management corrected the identified material misstatement in the December 31, 2021 financial statements prior to the issuance of our auditor’s report.

This report is intended solely for the information and use of management and the Board of Trustees of VanEck ETF Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

New York, New York

March 10, 2022